PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 15.3%
70,564  Health Care Select
Sector SPDR Fund
$ 10,303,050
1.0
360,250  Vanguard Long-Term
Treasury ETF
20,754,002
2.1
2,107,275
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
102,352,243
10.2
563,546  Xtrackers USD High
Yield Corporate Bond
ETF
20,372,188
2.0
Total Exchange-Traded
Funds
(Cost $154,113,576)
153,781,483
15.3
MUTUAL FUNDS: 84.5%
Affiliated Investment Companies: 84.5%
3,972,966  Voya U.S. Bond Index
Portfolio - Class I
36,114,264
3.6
4,689,919  Voya VACS Index
Series Emerging
Markets Portfolio
55,153,451
5.5
17,636,728  Voya VACS Index
Series I Portfolio
209,524,328
20.9
5,435,226  Voya VACS Index
Series MC Portfolio
65,005,307
6.5
33,202,882  Voya VACS Index
Series S Portfolio
463,180,205
46.1
1,834,337  Voya VACS Index
Series SC Portfolio
19,700,782
1.9
Total Mutual Funds
(Cost $708,104,322)
848,678,337
84.5
Total Long-Term
Investments
(Cost $862,217,898)
1,002,459,820
99.8
Total Investments in
Securities
(Cost $862,217,898) $ 1,002,459,820 99.8
Assets in Excess of
Other Liabilities 1,507,584 0.2
Net Assets $ 1,003,967,404 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 153,781,483 $ — $ — $ 153,781,483
Mutual Funds 848,678,337 — — 848,678,337
Total Investments, at fair value $ 1,002,459,820 $ — $ — $ 1,002,459,820
Other Financial Instruments+
Futures 163,161 — — 163,161
Total Assets $ 1,002,622,981 $ — $ — $ 1,002,622,981
Liabilities Table
Other Financial Instruments+
Futures $ (88,787) $ — $ — $ (88,787)
Total Liabilities $ (88,787) $ — $ — $ (88,787)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 5,072,280 $ 53,814 $ (5,120,660) $ (5,434) $ — $ 35,009 $ 21,569 $ —
Voya U.S. Bond Index Portfolio -
Class I
35,205,315 5,442,855 (5,061,878) 527,972 36,114,264 335,923 27,792 —
Voya VACS Index Series Emerging
Markets Portfolio
55,674,090 804,048 (3,187,893) 1,863,206 55,153,451 — 401,657 —
Voya VACS Index Series I Portfolio
218,885,280 3,103,682 (25,420,857) 12,956,223 209,524,328 — 4,836,308 —
Voya VACS Index Series MC
Portfolio
58,072,235 10,890,779 (1,259,262) (2,698,445) 65,005,307 — 322,485 —
Voya VACS Index Series S
Portfolio
468,129,189 27,681,438 (8,151,019) (24,479,403) 463,180,205 — 3,812,923 —
Voya VACS Index Series SC
Portfolio
33,584,056 1,847,026 (11,540,304) (4,189,996) 19,700,782 — 1,831,971 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
97,357,813 4,865,860 (1,004,150) 1,132,720 102,352,243 1,258,222 (34,168) —
$ 971,980,258 $ 54,689,502 $ (60,746,023) $ (14,893,157) $ 951,030,580 $ 1,629,154 $ 11,220,537 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 49 06/20/25 $ 4,966,395 $ (83,273)
U.S. Treasury 5-Year Note 238 06/30/25 25,741,188 163,161

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2040 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ 30,707,583 $ 79,888
Short Contracts:
3-month SOFR (107) 09/16/25 $ (25,658,600) $ (4,879)
U.S. Treasury 2-Year Note (25) 06/30/25 (5,179,297) (635)
$ (30,837,897) $ (5,514)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 141,899,714
Gross Unrealized Depreciation (1,657,792)
Net Unrealized Appreciation $ 140,241,922